REVENUE - Revenue by Sales Channel (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Net revenue	$ 92,373	$ 92,373	$ 73,760	$ 273,868	$ 218,138
Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	61,090		73,760	149,266	117,651
Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	31,283			124,602	100,487
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	90,385	90,385	70,729	269,369	213,116
Net product sales | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	59,102			144,798	112,649
Net product sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	31,283			124,571	100,467
Net product sales | Direct sales
Disaggregation of Revenue [Line Items]
Net revenue	60,468		39,649	223,530	169,668
Net product sales | Direct sales | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	30,276			103,168	72,446
Net product sales | Direct sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	30,192			120,362	97,222
Net product sales | Distributors
Disaggregation of Revenue [Line Items]
Net revenue	29,917		31,080	45,839	43,448
Net product sales | Distributors | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	28,826			41,630	40,203
Net product sales | Distributors | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	1,091			4,209	3,245
Royalties
Disaggregation of Revenue [Line Items]
Net revenue	1,988	$ 1,988	$ 3,031	4,499	5,022
Royalties | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	1,988			4,468	5,002
Royalties | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	$ 0			$ 31	$ 20